Long-term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Twelve month periods ending
Current portion of long term debt	$ 122,919	$ 101,007
Long term debt, net	893,660	685,819
Long-term Debt
Twelve month periods ending
June 30, 2020	122,919
June 30, 2021	135,789
June 30, 2022	130,259
June 30, 2023	141,977
June 30, 2024	365,608
June 30, 2025 and thereafter	132,703
Total Long term debt	1,029,255
Unamortized debt issuance costs	12,676	$ 10,997
Total Long term debt, net	1,016,579
Current portion of long term debt	122,919
Long term debt, net	$ 893,660